Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended
	Aug. 01, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025
Academy Veteran Bond ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,007	$ 9,761	$ 9,570	$ 10,036	$ 10,389	$ 10,372	$ 10,205	$ 10,324	$ 10,067	$ 10,226	$ 10,358	$ 10,553	$ 10,736	$ 10,839	$ 10,552	$ 10,688	$ 10,566	$ 10,644	$ 10,906	$ 10,902	$ 10,911	$ 10,823	$ 11,027	$ 10,979
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	9,992	9,739	9,585	10,019	10,402	10,374	10,227	10,322	10,061	10,232	10,328	10,570	10,722	10,865	10,596	10,708	10,533	10,588	10,821	10,825	10,868	10,790	10,956	10,927
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,984	$ 9,666	$ 9,466	$ 9,960	$ 10,389	$ 10,341	$ 10,173	$ 10,280	$ 9,969	$ 10,169	$ 10,287	$ 10,559	$ 10,729	$ 10,856	$ 10,549	$ 10,690	$ 10,513	$ 10,567	$ 10,837	$ 10,835	$ 10,866	$ 10,767	$ 10,958	$ 10,914